Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
Intangible Assets, Net

8.INTANGIBLE ASSETS, NET

Intangible assets, exclusive of goodwill, consisted of the following at March 31, 2023:

	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Carrying
	Amount	Amortization	Loss	Amount
Finite-lived intangible assets:
Long-term franchise agreements and contracts	$975,058	$(312,988)	$—	$662,070
Customer lists	778,352	(545,232)	—	233,120
Permits and other	782,166	(120,992)	(40,784)	620,390
	2,535,576	(979,212)	(40,784)	1,515,580
Indefinite-lived intangible assets:
Solid waste collection and transportation permits	181,613	—	—	181,613

Intangible assets, exclusive of goodwill	$2,717,189	$(979,212)	$(40,784)	$1,697,193

The weighted-average amortization period of long-term franchise agreements and contracts acquired during the three months ended March 31, 2023 was 25.0 years. The weighted-average amortization period of customer lists acquired during the three months ended March 31, 2023 was 11.5 years.  The weighted-average amortization period of finite-lived permits and other acquired during the three months ended March 31, 2023 was 40.0 years.

Intangible assets, exclusive of goodwill, consisted of the following at December 31, 2022:

	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Carrying
	Amount	Amortization	Loss	Amount
Finite-lived intangible assets:
Long-term franchise agreements and contracts	$916,582	$(297,382)	$—	$619,200
Customer lists	776,719	(527,425)	—	249,294
Permits and other	779,689	(115,095)	(40,784)	623,810
	2,472,990	(939,902)	(40,784)	1,492,304
Indefinite-lived intangible assets:
Solid waste collection and transportation permits	181,613	—	—	181,613

Intangible assets, exclusive of goodwill	$2,654,603	$(939,902)	$(40,784)	$1,673,917

Estimated future amortization expense for the next five years relating to finite-lived intangible assets owned as of March 31, 2023 is as follows:

For the year ending December 31, 2023	$156,320
For the year ending December 31, 2024	$141,755
For the year ending December 31, 2025	$124,919
For the year ending December 31, 2026	$109,325
For the year ending December 31, 2027	$95,730

9.     INTANGIBLE ASSETS, NET

Intangible assets, exclusive of goodwill, consisted of the following at December 31, 2022:

	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Carrying
	Amount	Amortization	Loss	Amount
Finite-lived intangible assets:
Long-term franchise agreements and contracts	$916,582	$(297,382)	$—	$619,200
Customer lists	776,719	(527,425)	—	249,294
Permits and other	779,689	(115,095)	(40,784)	623,810
	2,472,990	(939,902)	(40,784)	1,492,304
Indefinite-lived intangible assets:
Solid waste collection and transportation permits	181,613	—	—	181,613

Intangible assets, exclusive of goodwill	$2,654,603	$(939,902)	$(40,784)	$1,673,917

The weighted-average amortization period of long-term franchise agreements and contracts acquired during the year ended December 31, 2022 was 28.9 years. The weighted-average amortization period of customer lists acquired during the year ended December 31, 2022 was 11.5 years. The weighted-average amortization period of finite-lived permits and other acquired during the year ended December 31, 2022 was 40.0 years.

Intangible assets, exclusive of goodwill, consisted of the following at December 31, 2021:

	Gross		Accumulated	Net
	Carrying	Accumulated	Impairment	Carrying
	Amount	Amortization	Loss	Amount
Finite-lived intangible assets:
Long-term franchise agreements and contracts	$724,128	$(278,827)	$—	$445,301
Customer lists	711,047	(450,109)	—	260,938
Permits and other	598,336	(94,807)	(40,784)	462,745
	2,033,511	(823,743)	(40,784)	1,168,984
Indefinite-lived intangible assets:
Solid waste collection and transportation permits	181,613	—	—	181,613

Intangible assets, exclusive of goodwill	$2,215,124	$(823,743)	$(40,784)	$1,350,597

Estimated future amortization expense for the next five years relating to finite-lived intangible assets is as follows:

For the year ending December 31, 2023	$153,457
For the year ending December 31, 2024	$135,884
For the year ending December 31, 2025	$119,071
For the year ending December 31, 2026	$103,541
For the year ending December 31, 2027	$89,959